UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111
(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end:  02/28/2017

Date of reporting period: 8/31/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Snow Family of Funds, a series of funds that are part of the 360 Funds, for the period ended August 31, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Snow Capital Focused Value Fund
Class A Shares (Ticker Symbol: SFOAX)
Class I Shares (Ticker Symbol: SFOIX)

Snow Capital Hedged Equity Fund
Class A Shares (Ticker Symbol: SHEAX)
Class I Shares (Ticker Symbol: SHEIX)

Snow Capital Inflation Advantaged Equities Fund
Class A Shares (Ticker Symbol: SIAAX)
Class I Shares (Ticker Symbol: SIAIX)

Snow Capital Dividend Plus Fund
Class A Shares (Ticker Symbol: SDPAX)
Class I Shares (Ticker Symbol: SDPIX)

Snow Capital Mid Cap Value Fund
Class A Shares (Ticker Symbol: SNMAX)
Class I Shares (Ticker Symbol: SNMIX)

each a series of the
360 Funds

SEMI-ANNUAL REPORT

August 31, 2016

(Unaudited)

Investment Adviser

Snow Capital Management L.P.
2000 Georgetowne Drive, Suite 200
Sewickley, Pennsylvania 15143

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULES OF INVESTMENTS	4
STATEMENTS OF ASSETS AND LIABILITIES	17
STATEMENTS OF OPERATIONS	19
STATEMENTS OF CHANGES IN NET ASSETS	21
FINANCIAL HIGHLIGHTS	26
NOTES TO FINANCIAL STATEMENTS	36
ADDITIONAL INFORMATION	46
EXPENSE EXAMPLES	48

Snow Family of Funds	SEMI-ANNUAL REPORT

Investment Highlights
August 31, 2016 (Unaudited)

Snow Capital Focused Value Fund

The investment objective of the Fund is long-term growth of capital. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, fixed income securities, or other similar investments. Under normal market conditions the Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations greater than $1 billion.

Snow Capital Hedged Equity Fund

The investment objective of the Fund is long-term growth of capital and protection of investment principal with lower volatility than the U.S. equity market.  The Fund’s principal investment strategy is to invest at least 80% of long net assets in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities. The Adviser will utilize short equity positions in individual equity securities and ETFs to reduce the portfolio’s overall market exposure. The Fund may borrow money from banks or other financial institutions to purchase securities, commonly known as “leveraging,” in an amount not to exceed one-third of its total assets, as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may invest in equity and/or fixed income securities of companies of any size. In addition to domestic securities, the Fund may also directly or indirectly invest in foreign equity, including investments in emerging markets.

Allocation of Portfolio Holdings (% of Investments)
Excludes the impact of Securities Sold Short
Short-Term Investments 0.52%
Exchange-Traded Funds 6.57%
Common Stock 92.91%

The percentages in the above graphs are based on the portfolio holdings of the Funds as of August 31, 2016 and are subject to change.

For a detailed break-out of holdings by industry and exchange-traded funds by investment type, please refer to the Schedules of Investments.

Snow Family of Funds	SEMI-ANNUAL REPORT

Investment Highlights
August 31, 2016 (Unaudited)

Snow Capital Inflation Advantaged Equities Fund

The investment objective of the Fund is long-term growth of capital and protection of investment principal.  The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities.

Snow Capital Dividend Plus Fund

The investment objective of the Fund is long-term growth of capital and income.  The Fund’s principal investment strategy is to invest in a diversified portfolio of equities, bonds, preferred stock, and options. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities that pay a dividend and are within the market capitalization range of the Russell 1000 Value Index. With respect to its remaining assets, the Fund may invest in corporate bonds, sovereign bonds, convertible bonds, preferred stocks, or other securities or instruments whose prices are linked to the value of the underlying common stock of the issuer of the securities. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

The percentages in the above graphs are based on the portfolio holdings of the Funds as of August 31, 2016 and are subject to change.

For a detailed break-out of holdings by industry and exchange-traded funds by investment type, please refer to the Schedules of Investments.

Snow Family of Funds	SEMI-ANNUAL REPORT

Investment Highlights
August 31, 2016 (Unaudited)

Snow Capital Mid Cap Value Fund

The investment objective of the Fund is long-term growth of capital.  The Fund’s principal investment strategy is to invest at least 80% of its net assets in equity securities of companies within the market capitalizations range of the Russell Mid Cap Value Index (“mid-cap securities”). The Fund’s investments in equity securities may include common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities of mid-cap companies. In addition to equity securities, the Fund may also invest up to 15% of its net assets in U.S. Government or U.S. agency obligations. The Fund may have up to 20% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2016 and are subject to change.

For a detailed break-out of holdings by industry and exchange-traded funds by investment type, please refer to the Schedules of Investments.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCK - 96.11%	Shares	Fair Value

Aerospace & Defense - 3.28%
Triumph Group, Inc.	605	$19,275

Banks - 12.23%
JPMorgan Chase & Co.	535	36,113
Bank of America Corp.	2,210	35,669
		71,782
Biotechnology - 4.63%
Biogen, Inc. (a)	89	27,201

Building Materials - 3.68%
Cemex SAB de CV - ADR (a)	2,607	21,612

Chemicals - 4.05%
Mosaic Co.	790	23,755

Computers - 5.09%
Hewlett-Packard Co.	1,390	29,857

Electric - 2.84%
Exelon Corp.	490	16,660

Electronics - 3.24%
Keysight Technologies, Inc. (a)	625	19,019

Forest Products & Paper - 4.67%
International Paper Co.	565	27,397

Healthcare - Products - 4.09%
Zimmer Biomet Holdings, Inc.	185	23,978

Home Builders - 2.89%
PulteGroup, Inc.	795	16,989

Insurance - 10.08%
MetLife, Inc.	780	33,852
Voya Financial, Inc.	865	25,293
		59,145
Media - 2.82%
Viacom, Inc. - Class B	410	16,539

Oil & Gas - 8.33%
BP PLC -ADR	466	15,779
PBF Energy, Inc. - Class A	795	17,411
Southwestern Energy Co. (a)	1129	15,704
		48,894
Pharmaceuticals - 7.81%
Teva Pharmaceutical Industries Ltd. - ADR	505	25,448
Merck & Co., Inc.	325	20,407
		45,855

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCK - 96.11% (continued)	Shares	Fair Value

Pipelines - 4.11%
Kinder Morgan, Inc.	1,105	$24,144

Retail - 3.69%
Dick's Sporting Goods, Inc.	370	21,682

Seminconductors - 8.58%
QUALCOMM, Inc.	520	32,796
Skyworks Solutions, Inc.	235	17,592
		50,388

TOTAL COMMON STOCK (Cost $543,081)		564,172

SHORT TERM INVESTMENTS - 2.66%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.26%(b) (Cost $15,651)	15,651	$15,651

TOTAL INVESTMENTS (Cost $558,732) - 98.77%		$579,823
OTHER LIABILITIES IN EXCESS OF ASSETS, NET - 1.23%		7,196
NET ASSETS - 100%		$587,019

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2016, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCK - 92.21%	Shares	Fair Value

Aerospace & Defense - 4.05%
Triumph Group, Inc.	750	$23,895

Banks - 9.48%
JPMorgan Chase & Co.	420	28,350
Bank of America Corp.	1,710	27,599
		55,949
Biotechnology - 3.11%
Biogen, Inc. (a)	60	18,338

Building Materials - 1.90%
Cemex SAB de CV - ADR (a)	1,350	11,192

Chemicals - 3.21%
Mosaic Co.	630	18,944

Computers - 5.76%
Hewlett-Packard Co.	1,585	34,046

Electric - 1.61%
Exelon Corp.	280	9,519

Electronics - 4.49%
Keysight Technologies, Inc. (a)	870	26,474

Forest Products & Paper - 3.45%
International Paper Co.	420	20,366

Healthcare - Products - 4.39%
Zimmer Biomet Holdings, Inc.	200	25,922

Home Builders - 3.80%
PulteGroup, Inc.	1,050	22,439

Insurance - 7.74%
MetLife, Inc.	635	27,559
Voya Financial, Inc.	620	18,129
		45,688
Media - 4.24%
Viacom, Inc. - Class B	620	25,011

Oil & Gas - 6.29%
BP PLC -ADR	240	8,126
PBF Energy, Inc. - Class A	990	21,681
Southwestern Energy Co. (a)	525	7,303
		37,110
Pharmaceuticals - 8.66%
Merck & Company, Inc.	510	25,699
Teva Pharmaceutical Industries Ltd. - ADR	405	25,430
		51,129
Pipelines - 4.63%
Kinder Morgan, Inc.	1,250	27,313

Retail - 4.52%
Dick's Sporting Goods, Inc.	455	26,663

Semiconductors - 10.88%
QUALCOMM, Inc.	615	38,788
Skyworks Solutions, Inc.	340	25,452
		64,240

TOTAL COMMON STOCK (Cost $528,952)		544,238

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 6.52%	Shares	Fair Value

Equity Funds - 6.52%
Consumer Staples Select Sector SPDR Fund	400	$21,768
Utilities Select Sector SPDR Fund	340	16,738
TOTAL EXCHANGE-TRADED FUNDS (Cost $33,165)		38,506

SHORT TERM INVESTMENTS - 0.51%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.26%(b) (Cost $3,016)	3,016	3,016

TOTAL INVESTMENTS (Cost $565,133) - 99.24%		$585,760
SECURITIES SOLD SHORT (Proceeds, $157,055) - (27.36%)		(161,493)
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 28.12%		165,953
NET ASSETS - 100%		$590,220

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

SECURITIES SOLD SHORT - (27.36)%

COMMON STOCK - (27.36)%	Shares	Fair Value

Aerospace & Defense - (0.77)%
General Dynamics, Corp.	(30)	$(4,567)

Apparel- (0.73)%
VF Corp.	(70)	(4,343)

Beverages - (1.22)%
Brown-Forman Corp. - Class B	(50)	(2,427)
Coca-Cola Co.	(110)	(4,777)
		(7,204)
Chemicals - (0.71)%
EI du Pont de Nemours & Co.	(60)	(4,176)

Commerical Services - (2.33)%
Ecolab, Inc.	(40)	(4,922)
Automatic Data Processing, Inc.	(50)	(4,491)
Moody's Corp.	(40)	(4,348)
		(13,761)
Computers - (0.78)%
Accenture PLC - Class A	(40)	(4,600)

Cosmetics & Personal Care - (0.76)%
Colgate-Palmolive Co.	(60)	(4,460)

Distribution & Wholesale - (1.66)%
Fastenal Co.	(110)	(4,742)
LKQ Corp. (a)	(140)	(5,053)
		(9,795)
Diversified Financial Services - (1.53)%
CME Group, Inc.	(40)	(4,334)
Invesco, Ltd.	(150)	(4,679)
		(9,013)
Electric - (1.53)%
Duke Energy Corp.	(60)	(4,780)
SCANA Corp.	(60)	(4,239)
		(9,019)
Food - (1.72)%
Ingredion, Inc.	(40)	(5,478)
Sysco Corp.	(90)	(4,667)
		(10,145)
Healthcare - Products - (2.40)%
DENTSPLY SIRONA, Inc.	(80)	(4,917)
Edwards Lifesciences Corp. (a)	(40)	(4,606)
Stryker Corp.	(40)	(4,626)
		(14,149)
Miscellaneous Manufacturing - (1.62)%
AO Smith Corp.	(50)	(4,824)
Illinois Tool Works, Inc.	(40)	(4,754)
		(9,578)
Oil & Gas - (2.59)%
EQT Corp.	(70)	(5,005)
PBF Energy, Inc. - Class A	(30)	(5,371)
Hess Corp.	(90)	(4,887)
		(15,263)
Oil & Gas Services - (0.73)%
Halliburton Co.	(100)	(4,301)

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

SECURITIES SOLD SHORT - (27.36)% (continued)

COMMON STOCK - (27.36)% (continued)	Shares	Fair Value

Pharmaceuticals - (0.78)%
Zoetis, Inc.	(90)	$(4,599)

Retail - (1.53)%
Domino's Pizza, Inc.	(30)	(4,487)
L Brands, Inc.	(60)	(4,573)
		(9,060)
Software - (2.45)%
Adobe Systems, Inc. (a)	(50)	(5,116)
Electronic Arts, Inc. (a)	(60)	(4,874)
MSCI, Inc.	(50)	(4,506)
		(14,496)
Telecommunications - (1.52)%
AT&T, Inc.	(110)	(4,497)
Level 3 Communications, Inc. (a)	(90)	(4,467)
		(8,964)

TOTAL COMMON STOCK SOLD SHORT (Proceeds $160,709)		$(161,493)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2016, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCK - 93.92%	Shares	Fair Value

Aerospace & Defense - 2.70%
Triumph Group, Inc.	235	$7,487

Banks - 4.36%
Bank of America Corp.	750	12,105

Biotechnology - 2.75%
Biogen, Inc. (a)	25	7,641

Building Materials - 2.99%
Cemex SAB de CV - ADR (a)	1,000	8,290

Chemicals - 2.71%
Mosaic Co.	250	7,518

Commercial Services - 2.72%
On Assignment, Inc. (a)	200	7,542

Electric - 2.82%
Exelon Corp.	230	7,820

Engineering & Construction - 2.15%
Chicago Bridge & Iron Co.	200	5,956

Forest Products & Paper - 3.32%
International Paper Co.	190	9,213

Healthcare - Products - 2.80%
Zimmer Biomet Holdings, Inc.	60	7,777

Home Builders - 3.74%
PulteGroup, Inc.	485	10,364

Insurance - 8.19%
MetLife, Inc.	185	8,029
Hartford Financial Services Group, Inc.	130	5,339
Voya Financial, Inc.	320	9,357
		22,725
Media - 2.54%
Viacom, Inc. - Class B	175	7,060

Mining - 3.45%
Newmont Mining Corp.	250	9,560

Miscellaneous Manufacturing - 6.35%
Crane Co.	155	9,970
Eaton Corp. PLC	115	7,652
		17,622
Oil & Gas - 8.83%
BP PLC - ADR	280	9,481
PBF Energy, Inc. -A	285	6,242
Southwestern Energy Co. (a)	630	8,763
		24,486
Packaging & Containers - 3.43%
Owens-Illinois, Inc. (a)	530	9,502

Pharmaceuticals - 8.34%
Teva Pharmaceutical Industries, Ltd. - ADR	120	6,047
Lannett Co., Inc. (a)	270	9,142
Omega Protein Corp. (a)	315	7,941
		23,130

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCK - 93.92% (continued)	Shares	Fair Value

Pipelines - 2.95%
Kinder Morgan, Inc.	375	$8,194

Retail - 9.50%
Dick's Sporting Goods, Inc.	170	9,962
Macy's Inc.	220	7,960
Target Corp.	120	8,423
		26,345
Semiconductors - 2.73%
QUALCOMM, Inc.	120	7,567

Software - 2.38%
Microsoft Corp.	115	6,608

Telecommunications - 2.17%
Verizon Communications, Inc.	115	6,018

TOTAL COMMON STOCK (Cost $250,558)		260,530

SHORT TERM INVESTMENTS - 4.27%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.26%(b) (Cost $11,864)	11,864	11,864

TOTAL INVESTMENTS (Cost $262,422) - 98.19%		$272,394
OTHER LIABILITIES IN EXCESS OF ASSETS, NET - 1.81%		5,011
NET ASSETS - 100%		$277,405

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCK - 82.41%	Shares	Fair Value

Auto Manufacturers - 2.33%
General Motors Co.	245	$7,820

Banks - 7.81%
KeyCorp	835	10,488
FNB Corp.	230	2,873
JPMorgan Chase & Co.	150	10,125
Wells Fargo & Co.	55	2,794
		26,280
Chemicals - 3.48%
A Schulman, Inc. - Class A	230	5,865
Mosaic Co.	195	5,864
		11,729
Commerical Services - 1.74%
H&R Block, Inc.	270	5,848

Computers - 6.40%
NetApp, Inc.	315	10,896
Hewlett Packard Enterprise Co.	495	10,633
		21,529
Electric - 2.17%
Exelon Corp.	215	7,310

Food - 2.15%
Flowers Foods, Inc.	485	7,231

Forest Products & Paper - 2.59%
International Paper Co.	180	8,728

Hand & Machine Tools - 2.66%
Kennametal, Inc.	320	8,947

Healthcare - Products - 2.50%
Zimmer Biomet Holdings, Inc.	65	8,425

Healthcare - Services - 1.62%
Kindred Healthcare, Inc.	495	5,465

Home Builders - 3.05%
PulteGroup, Inc.	480	10,258

Home Furnishings - 1.89%
Harman International Industries, Inc.	75	6,352

Insurance - 7.37%
American International Group, Inc.	160	9,573
Hartford Financial Services Group, Inc.	190	8,246
MetLife, Inc.	170	6,982
		24,801
Media - 1.86%
Viacom, Inc. - Class B	155	6,253

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCK - 82.41% (continued)	Shares	Fair Value

Miscellaneous Manufacturing - 3.70%
Crane Co.	90	$5,789
Eaton Corp. PLC	100	6,653
		12,442
Oil & Gas- 9.85%
Chevron Corp.	105	10,561
BP PLC - ADR	280	9,481
PBF Energy, Inc. - Class A	270	5,913
Royal Dutch Shell PLC - ADR	147	7,188
		33,143
Pharmaceuticals - 2.25%
Teva Pharmaceutical Industries, Ltd. - ADR	150	7,558

Pipelines - 3.93%
Kinder Morgan, Inc.	605	13,219

Real Estate Investment Trusts - 2.54%
Chimera Investment Corp.	518	8,541

Semiconductors - 4.95%
Cypress Semiconductor Corp.	710	8,470
QUALCOMM, Inc.	130	8,199
		16,669
Telecommunications - 2.71%
Telefonaktiebolaget LM Ericsson - ADR	840	5,981
Verizon Communications, Inc.	60	3,140
		9,121
Transportation - 2.86%
CSX Corp.	340	9,615

TOTAL COMMON STOCK (Cost $266,516)		277,284

PREFERRED STOCK - 9.20%

Banks - 3.32%
Bank of America Corp., 7.25%, Series L	9	11,169

Diversified Financial Services - 2.85%
Ally Financial, Inc., 6.602%, Series 2	380	9,599

Real Estate Investment Trusts - 3.03%
Annaly Capital Management, Inc., 7.625%, Series C	400	10,180

TOTAL PREFERRED STOCK (Cost $30,631)		30,948

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

PARTNERSHIPS - 6.24%	Shares	Fair Value

Diversified Financial Services - 1.76%
AllianceBernstein Holding LP	270	$5,910

Oil & Gas - 2.07%
Suburban Propane Partners LP	210	6,962

Pipelines - 2.41%
Boardwalk Pipeline Partners LP	500	8,115

TOTAL PARTNERSHIPS (Cost $18,343)		20,987

SHORT TERM INVESTMENTS - 0.07%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.26%(b) (Cost $223)	223	223

TOTAL INVESTMENTS (Cost $315,713) - 97.92%		$329,442
OTHER LIABIITIES IN EXCESS OF ASSETS, NET - 2.08%		7,015
NET ASSETS - 100%		$336,457

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2016, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCK - 88.86%	Shares	Fair Value

Aerospace & Defense - 1.87%
Triumph Group, Inc.	190	$6,053

Banks - 5.35%
KeyCorp	890	11,178
Zions Bancorporation	200	6,118
		17,296
Chemicals - 4.24%
Mosaic Co.	300	9,021
FMC Corp.	100	4,694
		13,715
Computers - 7.85%
NetApp, Inc.	240	8,302
Hewlett Packard Enterprise Co.	400	8,592
NCR Corp. (a)	250	8,463
		25,357
Diversified Financial Services - 3.72%
Ally Financial, Inc.	600	12,024

Electric - 2.11%
Exelon Corp.	200	6,800

Electronics - 5.40%
Avnet, Inc.	200	8,336
Keysight Technologies, Inc. (a)	300	9,129
		17,465
Engineering & Construction - 1.38%
Chicago Bridge & Iron Co.	150	4,467

Forest Products & Paper - 3.98%
International Paper Co.	265	12,850

Healthcare - Products - 2.81%
Zimmer Biomet Holdings, Inc.	70	9,073

Healthcare - Services - 1.29%
Community Health Systems, Inc. (a)	390	4,165

Home Builders - Services - 1.32%
PulteGroup, Inc.	200	4,274

Home Furnishings - Services - 2.10%
Harman International Industries, Inc.	80	6,775

Insurance - 7.09%
Hartford Financial Services Group, Inc.	230	9,446
Voya Financial, Inc.	460	13,450
		22,896
Internet - 3.06%
Symantec Corp.	410	9,893

Machinery - Construction & Mining - 0.75%
Terex Corp.	100	2,428

Machinery - Diversified - 1.08%
Zebra Technologies Corp. (a)	50	3,498

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCK - 88.86% (continued)	Shares	Fair Value

Media - 3.12%
Viacom, Inc. - Class B	250	$10,085

Miscellaneous Manufacturing - 7.89%
Crane Co.	150	9,648
Eaton Corp. PLC	100	6,654
Textron, Inc.	225	9,191
		25,493
Oil & Gas - 3.21%
Devon Energy Corp.	355	7,775
PBF Energy, Inc. - Class A	60	2,600
		10,375
Packaging & Containers - 2.77%
Owens-Illinois, Inc. (a)	500	8,965

Real Estate Investments Trusts - 2.87%
Highwoods Properties, Inc.	175	9,282

Retail - 7.89%
Dick's Sporting Goods, Inc.	150	8,790
Abercrombie & Fitch Co.	200	3,548
Big Lots, Inc.	75	3,699
Kohl's Corp.	50	2,219
Macy's, Inc.	200	7,236
		25,492
Semiconductors - 3.77%
Cypress Semiconductor Corp.	500	5,965
Skyworks Solutions, Inc.	50	3,743
Micron Technology, Inc. (a)	150	2,474
		12,182
Software - 1.94%
Open Text Corp.	100	6,282

TOTAL COMMON STOCK (Cost $280,863)		287,185

SHORT TERM INVESTMENTS - 9.61%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.26%(b) (Cost $31,065)	31,065	31,065

TOTAL INVESTMENTS (Cost $311,928) - 98.47%		$318,250
OTHER LIABILITES IN EXCESS OF ASSETS, NET - 1.53%		4,947
NET ASSETS - 100%		$323,197

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2016 (Unaudited)

	Snow Capital		Snow Capital
	Focused Value Fund		Hedged Equity Fund
Assets:
Investments, at value	$579,823		$585,760
Deposits at broker	-		163,033
Due from advisor	10,887		11,585
Receivables:
Interest	4		4
Dividends	1,506		1,343
Investment securities sold	6,426		50,027
Prepaid expenses	1,106		1,106
Total assets	599,752		812,858

Liabilities:
Securities sold short, at value	$-		$161,493
Payables:
Investment securities purchased	4,877		52,116
Accrued distribution (12b-1) fees	111		101
Due to administrator	2,909		2,911
Due to trustees	-		-
Accrued expenses	4,836		6,017
Total liabilities	12,733		222,638
Net Assets	$587,019		$590,220

Sources of Net Assets:
Paid-in capital	$587,248		$831,103
Accumulated net realized loss on investments	(24,803)		(264,668)
Undistributed net investment income	3,483		3,943
Net unrealized appreciation on investments	21,091		20,626
Net unrealized depreciation on securities sold short	-		(784)
Total Net Assets (Unlimited shares of beneficial interest authorized)	$587,019		$590,220

Total Investments, at cost	$558,732		$565,133
Proceeds from securities sold short	$-		$160,709

Class A Shares:
Net assets	$12,860		$11,714
Shares Outstanding (Unlimited shares of beneficial interest authorized)	656		718
Net Asset Value Per Share	$19.61	(d)	$16.32	(d)

Maximum Offering Price Per Share (a)	$20.70		$17.22

Minimum Redemption Price Per Share (b)(c)	$19.41		$16.16

Class I Shares:
Net assets	$574,159		$579,289
Shares Outstanding (Unlimited shares of beneficial interest authorized)	29,228		35,318
Net Asset Value and Offering Price Per Share	$19.64		$16.40

Minimum Redemption Price Per Share (c)	$19.54		$16.32

(a)	A maximum sales charge of 5.25% is imposed on Class A shares.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 0.50% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c)	A redemption fee of 0.50% will be assessed on shares of the Fund that are held for 30 days or less.
(d)	NAV does not compute due to rounding.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2016 (Unaudited)

	Snow Capital
	Inflation Advantaged Equities Fund	Snow Capital Dividend Plus Fund	Snow Capital Mid Cap Value Fund
Assets:
Investments, at value	$272,394	$329,442	$318,250
Due from advisor	11,461	11,678	11,636
Receivables:
Interest	2	1	7
Dividends	751	1,288	537
Investment securities sold	-	1,266	-
Prepaid expenses	1,106	1,106	1,106
Total assets	285,714	344,781	331,536

Liabilities:
Payables:
Accrued distribution (12b-1) fees	$99	$104	$108
Due to administrator	2,872	2,879	2,878
Due to trustees	-	-	-
Accrued expenses	5,338	5,341	5,353
Total liabilities	8,309	8,324	8,339
Net Assets	$277,405	$336,457	$323,197

Sources of Net Assets:
Paid-in capital	$300,410	$329,785	$336,048
Accumulated net realized loss on investments	(35,500)	(13,125)	(22,552)
Undistributed net investment income	2,523	6,068	3,379
Net unrealized appreciation on investments	9,972	13,729	6,322
Total Net Assets (Unlimited shares of beneficial interest authorized)	$277,405	$336,457	$323,197

Total Investments, at cost	$262,422	$315,713	$311,928

Class A Shares:
Net assets	$11,004	$13,348	$12,820
Shares Outstanding (Unlimited shares of beneficial interest authorized)	589	646	649
Net Asset Value Per Share	$18.68	$20.66	$19.76	(d)

Maximum Offering Price Per Share (a)	$19.72	$21.80	$20.85

Minimum Redemption Price Per Share (b)(c)	$18.49	$20.45	$19.56

Class I Shares:
Net assets	$266,401	$323,109	$310,377
Shares Outstanding (Unlimited shares of beneficial interest authorized)	14,235	15,611	15,682
Net Asset Value and Offering Price Per Share	$18.71	$20.70	$19.79

Minimum Redemption Price Per Share (c)	$18.62	$20.60	$19.69

(a)	A maximum sales charge of 5.25% is imposed on Class A shares.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 0.50% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c)	A redemption fee of 0.50% will be assessed on shares of the Fund that are held for 30 days or less.
(d)	NAV does not compute due to rounding.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS
August 31, 2016 (Unaudited)

	Snow Capital	Snow Capital
	Focused Value Fund	Hedged Equity Fund

	For the	For the
	Six Month Period Ended	Six Month Period Ended
	August 31, 2016	August 31, 2016
	(Unaudited)	(Unaudited)
Investment income:
Dividends (a)	$5,463	$7,463
Interest	20	40
Total investment income	5,483	7,503

Expenses:
Management fees	1,972	2,808
Distribution (12b-1) fees - Class A	15	14
Administration, Accounting and transfer agent fees and expenses	12,315	12,407
Shareholder reporting and filing	2,168	2,168
Audit fees	2,672	2,672
Legal fees	2,935	2,935
Custodian fees	1,260	1,915
Pricing fees	1,310	3,277
Trustee fees and expenses	7,307	7,307
Registration and filing fees	287	287
Insurance	598	598
Dividends on securities sold short	-	325
Interest expense	-	42
Total expenses	32,839	36,755
Less: fees waived and expenses absorbed	(30,304)	(32,864)
Net expenses	2,535	3,891

Net investment income	2,948	3,612

Realized and unrealized gain (loss):
Net realized loss on:
Investments	(4,434)	(6,717)
Securities sold short	-	(21,604)
Net realized loss on investments	(4,434)	(28,321)

Net change in unrealized appreciation on:
Investments	81,290	96,926
Securities sold short	-	1,642
Net change in unrealized appreciation	81,290	98,568

Net gain on investments	76,856	70,247

Net increase in net assets resulting from operations	$79,804	$73,859

(a)	Includes foreign taxes withheld of $40 and $39, respectively.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS
August 31, 2016 (Unaudited)

	Snow Capital
	Inflation Advantaged Equities Fund	Snow Capital Dividend Plus Fund	Snow Capital Mid Cap Value Fund

	For the	For the	For the
	Six Month Period Ended	Six Month Period Ended	Six Month Period Ended
	August 31, 2016	August 31, 2016	August 31, 2016
	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividends (a)	$3,357	$6,111	$4,642
Interest	14	13	52
Total investment income	3,371	6,124	4,694

Expenses:
Management fees	1,323	1,182	1,149
Distribution (12b-1) fees - Class A	13	15	15
Administration, Accounting and transfer agent fees and expenses	12,185	12,222	12,216
Shareholder reporting and filing	2,168	2,168	2,169
Audit fees	2,672	2,672	2,672
Legal fees	2,935	2,935	2,935
Custodian fees	1,512	1,463	1,361
Pricing fees	1,663	2,269	2,167
Trustee fees and expenses	7,307	7,307	7,307
Registration and filing fees	287	287	288
Insurance	598	598	597
Total expenses	32,663	33,118	32,876
Less: fees waived and expenses absorbed	(30,996)	(31,527)	(31,329)
Net expenses	1,667	1,591	1,547

Net investment income	1,704	4,533	3,147

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	6,654	5,172	(1,928)
Net realized gain (loss) on investments	6,654	5,172	(1,928)

Net change in unrealized appreciation on:
Investments	33,410	56,348	46,012
Net change in unrealized appreciation	33,410	56,348	46,012

Net gain on investments	40,064	61,520	44,084

Net increase in net assets resulting from operations	$41,768	$66,053	$47,231

(a)	Includes foreign taxes withheld of $13, $38, and $13, respectively.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2016

	Snow Capital
	Focused Value Fund

	For the
	Six Month Period Ended	For the Year Ended
	August 31, 2016	February 29, 2016
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$2,948	$3,555
Net realized loss on investments	(4,434)	(19,819)
Net unrealized appreciation (depreciation) on investments	81,290	(88,083)
Net increase (decrease) in net assets resulting from operations	79,804	(104,347)

Distributions to shareholders from:
Net investment income - Class A	-	(93)
Net investment income - Class I	-	(2,928)
Net realized capital gains - Class A	-	(22)
Net realized capital gains - Class I	-	(529)
Total distributions	-	(3,572)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	243,657	3,571

Increase (decrease) in net assets	323,461	(104,348)

Net Assets:
Beginning of period	263,558	367,906

End of period	$587,019	$263,558
Undistributed net investment income	$3,483	$535

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2016

	Snow Capital
	Hedged Equity Fund

	For the
	Six Month Period Ended	For the Year Ended
	August 31, 2016	February 29, 2016
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$3,612	$4,606
Net realized loss on investments	(28,321)	(67,225)
Net unrealized appreciation (depreciation) on investments	98,568	(72,932)
Net increase (decrease) in net assets resulting from operations	73,859	(135,551)

Distributions to shareholders from:
Net investment income - Class A	-	(59)
Net investment income - Class I	-	(4,183)
Total distributions	-	(4,242)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	-	4,242

Increase (decrease) in net assets	73,859	(135,551)

Net Assets:
Beginning of period	516,361	651,912

End of period	$590,220	$516,361
Undistributed net investment income	$3,943	$331

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2016

	Snow Capital
	Inflation Advantaged Equities Fund

	For the
	Six Month Period Ended	For the Year Ended
	August 31, 2016	February 29, 2016
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$1,704	$3,725
Net realized gain (loss) on investments	6,654	(36,217)
Net unrealized appreciation (depreciation) on investments	33,410	(57,390)
Net increase (decrease) in net assets resulting from operations	41,768	(89,882)

Distributions to shareholders from:
Net investment income - Class A	-	(92)
Net investment income - Class I	-	(2,822)
Net realized capital gains - Class A	-	(191)
Net realized capital gains - Class I	-	(4,599)
Total distributions	-	(7,704)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	-	7,704

Increase (decrease) in net assets	41,768	(89,882)

Net Assets:
Beginning of period	235,637	325,519

End of period	$277,405	$235,637
Undistributed net investment income	$2,523	$819

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2016

	Snow Capital
	Dividend Plus Fund

	For the
	Six Month Period Ended	For the Year Ended
	August 31, 2016	February 29, 2016
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$4,533	$8,792
Net realized gain (loss) on investments	5,172	(16,812)
Net unrealized appreciation (depreciation) on investments	56,348	(62,417)
Net increase (decrease) in net assets resulting from operations	66,053	(70,437)

Distributions to shareholders from:
Net investment income - Class A	-	(283)
Net investment income - Class I	-	(7,449)
Total distributions	-	(7,732)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	-	7,732

Increase (decrease) in net assets	66,053	(70,437)

Net Assets:
Beginning of period	270,404	340,841

End of period	$336,457	$270,404
Undistributed net investment income	$6,068	$1,535

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2016

	Snow Capital	Snow Capital
	Mid Cap Value Fund	Mid Cap Value Fund

	For the
	Six Month Period Ended	For the Year Ended
	August 31, 2016	February 29, 2016
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$3,147	$1,968
Net realized loss on investments	(1,928)	(9,659)
Net unrealized appreciation (depreciation) on investments	46,012	(73,003)
Net increase (decrease) in net assets resulting from operations	47,231	(80,694)

Distributions to shareholders from:
Net investment income - Class A	-	(44)
Net investment income - Class I	-	(1,731)
Net realized capital gains - Class A	-	(436)
Net realized capital gains - Class I	-	(10,515)
Total distributions	-	(12,726)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	-	12,726

Increase (decrease) in net assets	47,231	(80,694)

Net Assets:
Beginning of period	275,966	356,660

End of period	$323,197	$275,966
Undistributed net investment income	$3,379	$232

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
August 31, 2016

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Focused Value Fund

	Class A
	For the		For the	For the	For the
	Six Month Period Ended		Year Ended	Year Ended	Period Ended
	August 31, 2016		February 29, 2016	February 28, 2015	February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$15.96		$22.54	$24.02	$20.00

Investment Operations:
Net investment income	0.10	(b)	0.17	0.10	0.11
Net realized and unrealized gain (loss) on investments	3.55		(6.58)	2.11	6.73
Total from investment operations	3.65		(6.41)	2.21	6.84

Distributions:
From net investment income	-		(0.14)	(0.10)	(0.11)
From net realized capital gains	-		(0.03)	(3.59)	(2.71)
Total distributions	-		(0.17)	(3.69)	(2.82)

Net Asset Value, End of Period	$19.61		$15.96	$22.54	$24.02

Total Return (c)	22.87%	(d)	(28.52)%	8.91%	34.48%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$13		$10	$15	$13

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	15.23%	(e)	18.63%	15.37%	17.16%	(e)
After fees waived and expenses absorbed	1.40%	(e)	1.40%	1.40%	1.40%	(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(12.73)%	(e)	(16.40)%	(13.57)%	(15.23)%	(e)
After fees waived and expenses absorbed	1.10%	(e)	0.82%	0.40%	0.52%	(e)

Portfolio turnover rate	43.24%	(d)	71.87%	84.34%	87.78%	(d)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Net investment income per share is based on average shares outstanding for the six month period ended August 31, 2016.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
August 31, 2016

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Focused Value Fund

	Class I
	For the		For the	For the	For the
	Six Month Period Ended		Year Ended	Year Ended	Period Ended
	August 31, 2016		February 29, 2016	February 28, 2015	February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$15.97		$22.56	$24.03	$20.00

Investment Operations:
Net investment income	0.11	(b)	0.22	0.16	0.16
Net realized and unrealized gain (loss) on investments	3.56		(6.59)	2.12	6.74
Total from investment operations	3.67		(6.37)	2.28	6.90

Distributions:
From net investment income	-		(0.19)	(0.16)	(0.16)
From net realized capital gains	-		(0.03)	(3.59)	(2.71)
Total distributions	-		(0.22)	(3.75)	(2.87)

Net Asset Value, End of Period	$19.64		$15.97	$22.56	$24.03

Total Return (c)	22.98%	(d)	(28.37)%	9.21%	34.80%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$574		$253	$353	$323

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	14.98%	(e)	18.38%	15.12%	16.91%	(e)
After fees waived and expenses absorbed	1.15%	(e)	1.15%	1.15%	1.15%	(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(12.48)%	(e)	(16.15)%	(13.32)%	(14.98)%	(e)
After fees waived and expenses absorbed	1.35%	(e)	1.07%	0.65%	0.77%	(e)

Portfolio turnover rate	43.24%	(d)	71.87%	84.34%	87.78%	(d)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Net investment income per share is based on average shares outstanding for the six month period ended August 31, 2016.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
August 31, 2016

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Hedged Equity Fund

	Class A
	For the		For the		For the		For the
	Six Month Period Ended		Year Ended		Year Ended		Period Ended
	August 31, 2016		February 29, 2016		February 28, 2015		February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$14.28		$18.17		$21.86		$20.00

Investment Operations:
Net investment income (loss)	0.08		0.12		0.05		(0.02)
Net realized and unrealized gain (loss) on investments	1.96		(3.93)		1.73		4.16
Total from investment operations	2.04		(3.81)		1.78		4.14

Distributions:
From net investment income	-		(0.08)		(0.21)		(0.01)
From net realized capital gains	-		-		(5.26)		(2.27)
Total distributions	-		(0.08)		(5.47)		(2.28)

Net Asset Value, End of Period	$16.32		$14.28		$18.17		$21.86

Total Return (b)	14.15%	(c)	(21.00)%		7.31%		20.87%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$12		$10		$13		$12

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.34%	(d)(e)	11.80%	(e)	4.38%	(e)	10.90%	(d)(e)
After fees waived and expenses absorbed	1.63%	(d)(e)	1.73%	(e)	1.84%	(e)	1.93%	(d)(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(10.66)%	(d)(e)	(9.56)%	(e)	(2.45)%	(e)	(9.09)%	(d)(e)
After fees waived and expenses absorbed	1.04%	(d)(e)	0.51%	(e)	0.09%	(e)	(0.11)%	(d)(e)

Portfolio turnover rate	58.98%	(c)	171.16%		518.32%		226.74%	(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)
The ratios include 0.13% during the six month period ended August 31, 2016, 0.23% during the fiscal year ended February 29, 2016, 0.34% during the fiscal year ended February 28, 2015 and 0.43% during the period ended February 28, 2014 for dividends on securities sold short and interest expense.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
August 31, 2016

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Hedged Equity Fund

	Class I
	For the		For the		For the		For the
	Six Month Period Ended		Year Ended		Year Ended		Period Ended
	August 31, 2016		February 29, 2016		February 28, 2015		February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$14.33		$18.23		$21.90		$20.00

Investment Operations:
Net investment income	0.10		0.17		0.26		0.03
Net realized and unrealized gain (loss) on investments	1.97		(3.95)		1.59		4.17
Total from investment operations	2.07		(3.78)		1.85		4.20

Distributions:
From net investment income	-		(0.12)		(0.26)		(0.03)
From net realized capital gains	-		-		(5.26)		(2.27)
Total distributions	-		(0.12)		(5.52)		(2.30)

Net Asset Value, End of Period	$16.40		$14.33		$18.23		$21.90

Total Return (b)	14.31%	(c)	(20.80)%		7.62%		21.18%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$579		$506		$639		$594

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.09%	(d)(e)	11.55%	(e)	4.13%	(e)	10.66%	(d)(e)
After fees waived and expenses absorbed	1.38%	(d)(e)	1.48%	(e)	1.59%	(e)	1.68%	(d)(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(10.41)%	(d)(e)	(9.30)%	(e)	(2.20)%	(e)	(8.84)%	(d)(e)
After fees waived and expenses absorbed	1.29%	(d)(e)	0.76%	(e)	0.34%	(e)	0.14%	(d)(e)

Portfolio turnover rate	58.98%	(c)	171.16%		518.32%		226.74%	(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)
The ratios include 0.13% during the six month period ended August 31, 2016, 0.23% during the fiscal year ended February 29, 2016, 0.34% during the fiscal year ended February 28, 2015 and 0.43% during the period ended February 28, 2014 for dividends on securities sold short and interest expense.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
August 31, 2016

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Inflation Advantaged Equities Fund

	Class A
	For the		For the	For the	For the
	Six Month Period Ended		Year Ended	Year Ended	Period Ended
	August 31, 2016		February 29, 2016	February 28, 2015	February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$15.89		$22.61	$22.92	$20.00

Investment Operations:
Net investment income	0.09		0.20	0.16	0.12
Net realized and unrealized gain (loss) on investments	2.70		(6.43)	1.89	3.64
Total from investment operations	2.79		(6.23)	2.05	3.76

Distributions:
From net investment income	-		(0.16)	(0.16)	(0.12)
From net realized capital gains	-		(0.33)	(2.20)	(0.72)
Total distributions	-		(0.49)	(2.36)	(0.84)

Net Asset Value, End of Period	$18.68		$15.89	$22.61	$22.92

Total Return (b)	17.56%	(c)	(27.78)%	9.05%	18.85%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$11		$9	$13	$12

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	24.94%	(d)	21.67%	17.76%	18.71%	(d)
After fees waived and expenses absorbed	1.50%	(d)	1.50%	1.50%	1.50%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(22.39)%	(d)	(19.13)%	(15.57)%	(16.61)%	(d)
After fees waived and expenses absorbed	1.05%	(d)	1.05%	0.68%	0.59%	(d)

Portfolio turnover rate	43.68%	(c)	57.21%	66.57%	33.69%	(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
August 31, 2016

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Inflation Advantaged Equities Fund

	Class I
	For the	For the	For the	For the
	Six Month Period Ended	Year Ended	Year Ended	Period Ended
	August 31, 2016	February 29, 2016	February 28, 2015	February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$15.90	$22.62	$22.92	$20.00

Investment Operations:
Net investment income	0.12	0.25	0.22	0.17
Net realized and unrealized gain (loss) on investments	2.69	(6.44)	1.90	3.64
Total from investment operations	2.81	(6.19)	2.12	3.81

Distributions:
From net investment income	-	(0.20)	(0.22)	(0.17)
From net realized capital gains	-	(0.33)	(2.20)	(0.72)
Total distributions	-	(0.53)	(2.42)	(0.89)

Net Asset Value, End of Period	$18.71	$15.90	$22.62	$22.92

Total Return (b)	17.67%	(27.59)%	9.36%	19.10%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$266	$226	$313	$286

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	24.69%	21.42%	17.51%	18.46%	(d)
After fees waived and expenses absorbed	1.25%	1.25%	1.25%	1.25%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(22.14)%	(18.87)%	(15.32)%	(16.36)%	(d)
After fees waived and expenses absorbed	1.30%	1.30%	0.93%	0.84%	(d)

Portfolio turnover rate	43.68%	57.21%	66.57%	33.69%	(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
August 31, 2016

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Dividend Plus Fund

	Class A
	For the		For the	For the	For the
	Six Month Period Ended		Year Ended	Year Ended	Period Ended
	August 31, 2016		February 29, 2016	February 28, 2015	February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$16.62		$21.54	$22.19	$20.00

Investment Operations:
Net investment income	0.26		0.45	0.48	0.36
Net realized and unrealized gain (loss) on investments	3.78		(4.92)	1.88	4.09
Total from investment operations	4.04		(4.47)	2.36	4.45

Distributions:
From net investment income	-		(0.45)	(0.45)	(0.37)
From net realized capital gains	-		-	(2.56)	(1.89)
Total distributions	-		(0.45)	(3.01)	(2.26)

Net Asset Value, End of Period	$20.66		$16.62	$21.54	$22.19

Total Return (b)	24.31%	(c)	(20.87)%	10.90%	22.36%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$13		$11	$14	$12

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	21.26%	(d)	20.72%	17.14%	18.29%	(d)
After fees waived and expenses absorbed	1.25%	(d)	1.25%	1.25%	1.25%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(17.37)%	(d)	(16.84)%	(13.82)%	(15.25)%	(d)
After fees waived and expenses absorbed	2.64%	(d)	2.64%	2.07%	1.80%	(d)

Portfolio turnover rate	38.33%	(c)	66.54%	83.58%	73.96%	(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
August 31, 2016

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Dividend Plus Fund

	Class I
	For the		For the	For the	For the
	Six Month Period Ended		Year Ended	Year Ended	Period Ended
	August 31, 2016		February 29, 2016	February 28, 2015	February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$16.63		$21.55	$22.19	$20.00

Investment Operations:
Net investment income	0.28		0.50	0.54	0.42
Net realized and unrealized gain (loss) on investments	3.79		(4.93)	1.89	4.08
Total from investment operations	4.07		(4.43)	2.43	4.50

Distributions:
From net investment income	-		(0.49)	(0.51)	(0.42)
From net realized capital gains	-		-	(2.56)	(1.89)
Total distributions	-		(0.49)	(3.07)	(2.31)

Net Asset Value, End of Period	$20.70		$16.63	$21.55	$22.19

Total Return (b)	24.47%	(c)	(20.67)%	11.21%	22.61%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$323		$260	$327	$294

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	21.01%	(d)	20.47%	16.89%	18.05%	(d)
After fees waived and expenses absorbed	1.00%	(d)	1.00%	1.00%	1.00%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(17.12)%	(d)	(16.59)%	(13.57)%	(15.00)%	(d)
After fees waived and expenses absorbed	2.89%	(d)	2.89%	2.32%	2.05%	(d)

Portfolio turnover rate	38.33%	(c)	66.54%	83.58%	73.96%	(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
August 31, 2016

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Mid Cap Value Fund

	Class A
	For the		For the	For the	For the
	Six Month Period Ended		Year Ended	Year Ended	Period Ended
	August 31, 2016		February 29, 2016	February 28, 2015	February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$16.89		$22.81	$24.12	$20.00

Investment Operations:
Net investment income	0.17		0.07	0.06	0.02
Net realized and unrealized gain (loss) on investments	2.70		(5.22)	2.24	5.87
Total from investment operations	2.87		(5.15)	2.30	5.89

Distributions:
From net investment income	-		(0.07)	(0.06)	(0.02)
From net realized capital gains	-		(0.70)	(3.55)	(1.75)
Total distributions	-		(0.77)	(3.61)	(1.77)

Net Asset Value, End of Period	$19.76		$16.89	$22.81	$24.12

Total Return (b)	16.99%	(c)	(22.80)%	9.58%	29.57%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$13		$11	$14	$13

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	21.69%	(d)	19.64%	16.46%	17.79%	(d)
After fees waived and expenses absorbed	1.25%	(d)	1.25%	1.25%	1.25%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(18.63)%	(d)	(18.02)%	(14.98)%	(16.42)%	(d)
After fees waived and expenses absorbed	1.82%	(d)	0.37%	0.22%	0.12%	(d)

Portfolio turnover rate	18.33%	(c)	36.43%	62.06%	43.72%	(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
August 31, 2016

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Mid Cap Value Fund

	Class I
	For the		For the	For the	For the
	Six Month Period Ended		Year Ended	Year Ended	Period Ended
	August 31, 2016		February 29, 2016	February 28, 2015	February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$16.90		$22.82	$24.13	$20.00

Investment Operations:
Net investment income	0.19		0.12	0.12	0.08
Net realized and unrealized gain (loss) on investments	2.70		(5.23)	2.24	5.87
Total from investment operations	2.89		(5.11)	2.36	5.95

Distributions:
From net investment income	-		(0.11)	(0.12)	(0.07)
From net realized capital gains	-		(0.70)	(3.55)	(1.75)
Total distributions	-		(0.81)	(3.67)	(1.82)

Net Asset Value, End of Period	$19.79		$16.90	$22.82	$24.13

Total Return (b)	17.10%	(c)	(22.60)%	9.84%	29.89%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$310		$265	$342	$312

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	21.45%	(d)	19.39%	16.20%	17.54%	(d)
After fees waived and expenses absorbed	1.00%	(d)	1.00%	1.00%	1.00%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(18.38)%	(d)	(17.76)%	(14.73)%	(16.17)%	(d)
After fees waived and expenses absorbed	2.06%	(d)	0.62%	0.48%	0.37%	(d)

Portfolio turnover rate	18.33%	(c)	36.43%	62.06%	43.72%	(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Snow Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Snow Family of Funds (the “Funds”) are a series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently offers eight series of shares. The following series of the Snow Family Funds: (i) Snow Capital Focused Value Fund (“Focused Value Fund”), (ii) Snow Capital Hedged Equity Fund (“Hedged Equity Fund”), (iii) Snow Capital Inflation Advantaged Equities Fund (“Inflation Advantaged Equities Fund”), (iv) Snow Capital Dividend Plus Fund (“Dividend Plus Fund”), and (v) Snow Capital Mid Cap Value Fund (“Mid Cap Value Fund”) (each a “Fund” and collectively, the Funds) are each an open end management investment company and separate series of the Trust. All of the Funds, except Focused Value Fund and Hedged Equity Fund, are diversified Funds. As non-diversified Funds, the Focused Value Fund and Hedged Equity Fund may invest a significant portion of its assets in a small number of companies. The Funds’ investment adviser is Snow Capital Management, L.P (the “Adviser”). Each Fund offers two classes of shares, Class A and Class I shares. Each class of shares commenced operations on March 28, 2013. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. Each Fund’s investment objectives are as follows:

Focused Value Fund	Long-term growth of capital
Hedged Equity Fund	Long-term growth of capital and protection of investment principal with lower volatility than the U.S. equity market
Inflation Advantaged Equities Fund	Long-term growth of capital and protection of investment principal
Dividend Plus Fund	Long-term growth of capital and income
Mid Cap Value Fund	Long-term growth of capital

The following is a summary of significant accounting policies consistently followed by the Funds. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)   Investment Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 2

b)   Federal Income Taxes - The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provisions for federal income taxes are required.

As of and during the six month period ended August 31, 2016, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax expenses as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties. As required by U.S. generally accepted accounting principles (“GAAP”), ASC 740, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that no provision for income tax is required in these financial statements. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.

c)   Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications necessary for any of the Funds during the six month period ended August 31, 2016.

e)   Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Snow Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f)   Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

g)   Short Sales of Securities – A Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security.  To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs.  A Fund then sells the borrowed security to a buyer in the market.  A Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender.  Until the security is replaced, a Fund is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan.  In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security.  A Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale.  When a Fund makes a short sale, a Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on a Fund’s books and/or in a segregated account at a Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily.  To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of a Fund’s short position obligations.

In addition, a Fund may make short sales “against the box”, i.e., when a Fund sells a security short when a Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding.  A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

h)   Exchange Traded Funds – A Fund may invest in Exchange Traded Funds (“ETFs”).  ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs.  By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

i)   Redemption fees - Shareholders that redeem shares within 30 days of purchase will be assessed a redemption fee of 0.50% of the amount redeemed. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds. No redemption fees were paid to the Funds during the six month period ended August 31, 2016.

Snow Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

2.	INVESTMENT VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Trust utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•
Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock and Exchange-Traded Funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Snow Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

2.	INVESTMENT VALUATION (continued)

The following table summarizes the inputs used to value the company's assets and liabilities measured at fair value as of August 31, 2016:

Categories (a)	Level 1	Level 2	Level 3	Total
Focused Value Fund:
Common Stock (b)	$564,172	-	-	$564,172
Short-Term Investments	15,651	-	-	15,651
Total Investments in Securities	579,823	-	-	579,823
Hedged Equity Fund (Assets):
Common Stock (b)	544,238	-	-	544,238
Exchange-Traded Funds (b)	38,506	-	-	38,056
Short-Term Investments	3,016	-	-	3,016
Total Investments in Securities	585,760	-	-	585,760
Hedged Equity Fund (Liabilities):
Common Stock – Sold Short (b)	161,493	-	-	161,493
Total Investments in Securities Sold Short	161,493	-	-	161,493
Inflation Advantaged Equities Fund:
Common Stock (b)	260,530	-	-	260,530
Short-Term Investments	11,864	-	-	11,864
Total Investments in Securities	272,394	-	-	272,394
Dividend Plus Fund:
Common Stock (b)	277,284	-	-	277,284
Partnerships (b)	20,987	-	-	20,987
Preferred Stock (b)	30,948	-	-	30,948
Short-Term Investments	223	-	-	223
Total Investments in Securities	329,442	-	-	329,442
Mid Cap Value Fund:
Common Stock (b)	287,185	-	-	287,185
Short-Term Investments	31,065	-	-	31,065
Total Investments in Securities	318,250	-	-	318,250

(a)
At August 31, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stock, partnerships, preferred stock and exchange traded funds held in the Funds are Level 1 securities. For a detailed break-out of stocks by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as of August 31, 2016, from the valuation input levels used on February 29, 2016.

Snow Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Funds for the six month period ended August 31, 2016 were as follows:

Focused Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	13,380	-	-	13,380
Value	$243,657	$-	$-	$243,657

Hedged Equity Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Inflation Advantaged Equities Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Dividend Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Mid Cap Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Snow Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the Funds for the fiscal year ended February 29, 2016 were as follows:

Focused Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	6	6
Value	$-	$-	$114	$114
Class I
Shares	-	-	186	186
Value	$-	$-	$3,457	$3,457

Hedged Equity Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	4	4
Value	$-	$-	$59	$59
Class I
Shares	-	-	264	264
Value	$-	$-	$4,183	$4,183

Inflation Advantaged Equities Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	16	16
Value	$-	$-	$283	$283
Class I
Shares	-	-	416	416
Value	$-	$-	$7,421	$7,421

Dividend Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	16	16
Value	$-	$-	$283	$283
Class I
Shares	-	-	425	425
Value	$-	$-	$7,449	$7,449

Mid Cap Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	27	27
Value	$-	$-	$480	$480
Class I
Shares	-	-	676	676
Value	$-	$-	$12,246	$12,246

Snow Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

4.	INVESTMENT TRANSACTIONS

For the six month period ended August 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Focused Value Fund:	$413,874	$186,537
Hedged Equity Fund	317,405	316,965
Inflation Advantaged Equities Fund	110,172	118,059
Dividend Plus Fund	123,012	116,388
Mid Cap Value Fund	49,777	59,295

There were no government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser.  Pursuant to the Advisory Agreements, the Adviser provides investment management services to the Funds in accordance with their investment objectives, policies and restrictions. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of each Fund’s net assets for Class A and I shares as follows:

Fund	Management Fee Rate	Accrued
Focused Value Fund:	0.90%	$1,972
Hedged Equity Fund	1.00%	2,808
Inflation Advantaged Equities Fund	1.00%	1,323
Dividend Plus Fund	0.75%	1,182
Mid Cap Value Fund	0.75%	1,149

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreements”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, dividend and interest expenses in connection with securities sold short and payments, if any, under the Rule 12b-1 Plan) to not more than the following average daily net assets of each of the Funds through July 1, 2017:

Fund	Expense Limitation	Management Fees Waived	Expenses Reimbursed
Focused Value Fund:	1.15%	$1,972	$28,332
Hedged Equity Fund	1.25%	2,808	30,056
Inflation Advantaged Equities Fund	1.25%	1,323	29,673
Dividend Plus Fund	1.00%	1,182	30,345
Mid Cap Value Fund	1.00%	1,149	30,180

If, at any time, the annualized expenses of Funds were less than the annualized expense limitation ratios, the Funds, would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of Funds to exceed the annualized expense limitation ratios.

Snow Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

At August 31, 2016, the cumulative unreimbursed amounts paid and/or waived by the Adviser on behalf of the Funds that may be recouped no later than the dates stated below are as follows:

Fund	February 28, 2017	February 28, 2018	February 28, 2019	February 29, 2020	Totals
Focused Value Fund:	$41,973	$50,247	$57,556	$30,304	$180,080
Hedged Equity Fund	44,997	52,882	61,229	32,864	191,972
Inflation Advantaged Equities Fund	43,053	51,025	58,384	30,996	183,458
Dividend Plus Fund	43,459	51,793	59,499	31,527	186,278
Mid Cap Value Fund	43,536	52,361	59,190	31,329	186,416

The Fund has entered into an Investment Company Services Agreement (the “Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the Services Agreement, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to:  (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the six month period ended August 31, 2016, the Funds accrued servicing fees as follows:

Fund	Service Fees
Focused Value Fund:	$12,315
Hedged Equity Fund	12,407
Inflation Advantaged Equities Fund	12,185
Dividend Plus Fund	12,222
Mid Cap Value Fund	12,216

Certain officers and a Trustee of the Funds are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for the Funds. The Funds may expend up to 0.25% for Class A shares of a Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A shares of the Funds took effect March 28, 2013. For the six month period ended August 31, 2016, the Funds accrued 12b-1 expenses attributable to Class A shares as follows:

Fund	Class A 12b-1 Fees
Focused Value Fund:	$15
Hedged Equity Fund	14
Inflation Advantaged Equities Fund	13
Dividend Plus Fund	15
Mid Cap Value Fund	15

Snow Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

6.	TAX MATTERS

There were no distributions paid by the Funds during the six month period ended August 31, 2016.

The tax character of distributions paid during the fiscal year ended February 29, 2016 for the Funds were as follows:

Fund	Long-Term Capital Gains	Ordinary Income
Focused Value Fund:	$-	$3,572
Hedged Equity Fund	-	4,242
Inflation Advantaged Equities Fund	4,790	2,914
Dividend Plus Fund	-	7,732
Mid Cap Value Fund	10,951	1,775

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2016 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Focused Value Fund	$560,187	$51,515	$(31,879)	$19,636
Hedged Equity Fund	404,425	52,244	(32,402)	(19,842)
Inflation Advantaged Equities Fund	262,422	30,026	(20,054)	9,972
Dividend Plus Fund	315,732	28,663	(14,953)	13,710
Mid Cap Value Fund	311,931	38,604	(32,285)	6,319

The differences between book basis unrealized appreciation and tax-basis unrealized appreciation for the Focused Value Fund and Dividend Plus Fund are attributable primarily to the tax deferral of losses on wash sales.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at February 29, 2016, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains / (Capital Loss Carryforwards)	Post-October Capital Loss	Total Distributable Earnings
Focused Value Fund	$(60,199)	$535	$(1,411)	$(18,958)	$(80,033)
Hedged Equity Fund	(114,069)	331	(191,846)	(9,158)	(314,742)
Market Plus Fund	(31,379)	1,048	-	(9,593)	(39,924)
Inflation Advantaged Equities Fund	(23,438)	819	-	(42,154)	(64,773)
Dividend Plus Fund	(42,619)	1,535	(3,170)	(15,127)	(59,381)
Mid Cap Value Fund	(39,690)	232	-	(20,624)	(60,082)

The undistributed ordinary income and capital gains shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of losses on wash sales.

Snow Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

6.	TAX MATTERS (continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 29, 2016, the Funds’ most recent fiscal year end, the Funds elected to defer net ordinary losses as indicated in the chart below.

	Post-October Losses		Post-December Losses
Fund	Deferred	Utilized	Deferred	Utilized
Focused Value Fund	$18,959	$-	$-	$-
Hedged Equity Fund	9,158	155,055	-	-
Market Plus Fund	9,593	-	-	-
Inflation Advantaged Equities Fund	42,154	1,149	-	-
Dividend Plus Fund	15,127	1,141	-	-
Mid Cap Value Fund	20,624	-	-	-

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term.  As of February 29, 2016, the Funds had capital loss carryforwards for federal income tax purposes as follows:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Focused Value Fund:	$1,412	$-	$1,412
Hedged Equity Fund	180,557	11,289	191,846
Market Plus Fund	-		-
Inflation Advantaged Equities Fund	-	-	-
Dividend Plus Fund	3,170		3,170
Mid Cap Value Fund	-		-

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2016, Snow Capital Management, L.P. held 100% of the Funds’ Class A & Class I shares outstanding except for the Focused Value Fund’s Class I shares. As of August 31, 2016, Snow Capital Management, L.P. held 54% of the Focused Value Fund’s Class I shares.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

Effective September 20, 2016, the Hedged Equity Fund, Inflation Advantaged Equities Fund and Mid Cap Value Fund were liquidated and are no longer being offered for sale. Effective October 28, 2016, pursuant to a written consent of the shareholders of the Focused Value Fund and Dividend Plus Fund (the "Acquired Funds"),  the Acquired Funds were reorganized into new series of the Trust for Professional Managers, a Delaware statutory trust.

In accordance with GAAP, Management has evaluated the impact of all other subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Snow Family of Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION
August 31, 2016 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2017 to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their own tax advisors.

Snow Family of Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION
August 31, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the Snow Family Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Snow Family Funds Paid to Trustees[2]
Independent Directors
Art Falk	$9,725	None	None	$9,725
Thomas Krausz	$8,525	None	None	$8,525
Tom M. Wirtshafter	$8,525	None	None	$8,525
Gary DiCenzo	$8,525	None	None	$8,525
Interested Trustees
Randall K. Linscott	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to five (5) Snow Family of Funds of the Trust. The Trust currently offers ten (10) series of shares.
[2]
Figures are for the six month period ended August 31, 2016.  Each of the Funds, except for the Snow Capital Market Plus Fund, paid Thomas Krausz, Tom M. Wirtshafter and Gary DiCenzo $1,550 during the fiscal year.  Each of the Funds, except for the Snow Capital Market Plus Fund paid Art Falk $1,750 during the period.  The Snow Capital Market Plus Fund paid $775 each to Thomas Krausz, Tom M. Wirtshafter and Gary DiCenzo, and $975 to Art Falk during the period.  The Snow Capital Market Plus Fund was liquidated effective June 21, 2016 and is no longer being offered for sale.

Snow Family of Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Funds for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (09/01/15) and held for the entire period of 03/01/16 through 08/31/16.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 03/01/16). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectuses.

Expenses and Value of a $1,000 Investment for the period from 03/01/16 through 08/31/16

Focused Value Fund:	Beginning Account Value (03/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2016)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+22.87%)	$1,000.00	1.40%	$1,228,70	$7.86
Class I (+22.98%)	$1,000.00	1.15%	$1,229.81	$6.46
Hypothetical 5% Fund Return
Class A	$1,000.00	1.40%	$1,018.10	$7.12
Class I	$1,000.00	1.15%	$1,019.40	$5.85
Hedged Equity Fund:
Actual Fund Return (in parentheses)
Class A (+14.15%)	$1,000.00	1.63%	$1,141.46	$8.80
Class I (+14.31%)	$1,000.00	1.38%	$1,143.06	$7.45
Hypothetical 5% Fund Return
Class A	$1,000.00	1.63%	$1,017.00	$8.29
Class I	$1,000.00	1.38%	$1,018.20	$7.02

Snow Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Inflation Advantaged Equities Fund:	Beginning Account Value (03/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2016)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+17.56%)	$1,000.00	1.50%	$1,175.58	$8.23
Class I (+17.67%)	$1,000.00	1.25%	$1,176.73	$6.86
Hypothetical 5% Fund Return
Class A	$1,000.00	1.50%	$1,017.60	$7.63
Class I	$1,000.00	1.25%	$1,018.90	$6.36
Dividend Plus Fund:
Actual Fund Return (in parentheses)
Class A (+24.31%)	$1,000.00	1.25%	$1,243.08	$7.07
Class I (+24.47%)	$1,000.00	1.00%	$1,244.74	$5.66
Hypothetical 5% Fund Return
Class A	$1,000.00	1.25%	$1,018.90	$6.36
Class I	$1,000.00	1.00%	$1,020.20	$5.09
Mid Cap Value Fund:
Actual Fund Return (in parentheses)
Class A (+16.99%)	$1,000.00	1.25%	$1,169.92	$6.84
Class I (+17.10%)	$1,000.00	1.00%	$1,171.01	$5.47
Hypothetical 5% Fund Return
Class A	$1,000.00	1.25%	$1,018.90	$6.36
Class I	$1,000.00	1.00%	$1,020.20	$5.09

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectuses, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read them carefully before you invest or send money.

Snow Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated June 28, 2016 for the Funds were as follows:
Focused Value Fund Class A, gross of fee waivers or expense reimbursements	18.63%
Focused Value Fund Class A, after waiver and reimbursement*	1.40%
Focused Value Fund Class I, gross of fee waivers or expense reimbursements	18.38%
Focused Value Fund Class I, after waiver and reimbursement*	1.15%
Hedged Equity Fund Class A, gross of fee waivers or expense reimbursements	11.82%
Hedged Equity Fund Class A, after waiver and reimbursement*	1.75%
Hedged Equity Fund Class I, gross of fee waivers or expense reimbursements	11.57%
Hedged Equity Fund I, after waiver and reimbursement*	1.50%
Inflation Advantaged Equities Fund Class A, gross of fee waivers or expense reimbursements	21.68%
Inflation Advantaged Equities Fund Class A, after waiver and reimbursement*	1.51%
Inflation Advantaged Equities Fund Class I, gross of fee waivers or expense reimbursements	21.43%
Inflation Advantaged Equities Fund Class I, after waiver and reimbursement*	1.26%
Dividend Plus Fund Class A, gross of fee waivers or expense reimbursements	20.72%
Dividend Plus Fund Class A, after waiver and reimbursement*	1.25%
Dividend Plus Fund Class I, gross of fee waivers or expense reimbursements	20.47%
Dividend Plus Fund Class I, after waiver and reimbursement*	1.00%
Mid Cap Value Fund Class A, gross of fee waivers or expense reimbursements	19.66%
Mid Cap Value Fund Class A, after waiver and reimbursement*	1.27%
Mid Cap Value Fund Class I, gross of fee waivers or expense reimbursements	19.41%
Mid Cap Value Fund Class I, after waiver and reimbursement*	1.02%

* Snow Capital Management L.P. (the “Adviser”) has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.15, 1.25%, 1.25%, 1.00% and 1.00% for the Focused Value Fund, Hedged Equity Fund, Inflation Advantaged Equities Fund, Dividend Plus Fund and Mid Cap Value Fund, respectively through at least July 1, 2017. Subject to approval by the Funds’ Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Funds are able to make the payment without exceeding the expense limitation in effect at that time.  The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.  Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the six month period ended August 31, 2016.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Snow Capital Management, L.P.
2000 Georgetowne Drive
Suite 200
Sewickley, PA 15143

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
106 West 32nd Street
New York, NY 10001

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

CUSTODIAN BANK
U.S. Bank, N.A
425 Walnut Street
 Cincinnati, OH 45202

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Privacy Notice

FACTS	WHAT DOES 360 FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right  to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•   Social Security number
•   Assets
•   Retirement Assets
•   Transaction History
•   Checking Account Information
•   Purchase History
•   Account Balances
•   Account Transactions
•   Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons 360 Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does 360 Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-244-6235

Who we are
Who is providing this notice?	360 Funds M3Sixty Administration, LLC (Administrator) Matrix Capital Group, Inc. (Distributor)
What we do
How does 360 Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures  that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does 360 Funds collect my personal information?
We collect your personal information, for example, when you
•   Open an account
•   Provide account information
•   Give us your contact information
•   Make deposits or withdrawals from your account
•   Make a wire transfer
•   Tell us where to send the money
•   Tell us who receives the money
•   Show your government-issued ID
•   Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit  only
•   Sharing for affiliates’ everyday business purposes – information about your creditworthiness
•   Affiliates from using your information to market to you
•   Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
•   M3Sixty Administration, LLC and Matrix Capital Group, Inc., could each be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies • 360 Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • 360 Funds does not jointly market.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Principal Financial Officer
Date: October 31, 2016